Accrued liabilities (Details) - Schedule of Accrued Liabilities - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of Accrued Liabilities [Abstract]
Accrued purchases	$ 8,165	$ 690
Accrued payroll and payroll related expenses	6,476	518
Accrued other operating costs	424	485
Total accrued liabilities	$ 15,065	$ 1,693